Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Long-term debt	$ 451.8	$ 460.5
Top of range [member] | Prospective Amendment To The Maturity And Revolving Date Syndicated Credit Facilities [Member]
Disclosure of financial liabilities [line items]
Credit facilities maturity	November 30, 2022
2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt	$ 451.8
Syndicated credit facility [member]
Disclosure of financial liabilities [line items]
Long-term debt	395.0	$ 399.0
Syndicated credit facility [member] | 2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt	$ 395.0